INCOME TAXES - Components of deferred income tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Deferred tax liability, net	$ (764.6)	$ (759.2)	$ (715.5)
Deferred income tax expense	16.2	24.6	(65.5)
Loss carryforwards
INCOME TAXES
Deferred tax liability, net	47.7	98.8
Deferred income tax expense	51.1	0.9
Decommissioning obligation
INCOME TAXES
Deferred tax liability, net	39.3	37.6
Deferred income tax expense	(1.7)	(0.3)
Defined benefit plans
INCOME TAXES
Deferred tax liability, net	4.6	4.8
Deferred income tax expense	(5.8)	(3.1)
Contract assets
INCOME TAXES
Deferred tax liability, net	(48.8)	(45.2)
Deferred income tax expense	3.6	13.8	(22.9)
Property, plant and equipment
INCOME TAXES
Deferred tax liability, net	(387.9)	(414.3)
Deferred income tax expense	(26.4)	8.3	(34.8)
Goodwill, intangible assets and other assets
INCOME TAXES
Deferred tax liability, net	(452.1)	(449.1)
Deferred income tax expense	3.0	19.2	(7.7)
Long-term debt and derivative financial instruments
INCOME TAXES
Deferred tax liability, net	(0.3)	(5.0)
Deferred income tax expense	(0.3)	0.7	3.9
Other
INCOME TAXES
Deferred tax liability, net	32.9	13.2
Deferred income tax expense	$ (7.3)	$ (14.9)	$ (4.0)